Lease obligations (Details 3)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Weighted-average remaining lease term - operating leases	23 months	16 months
Weighted-average discount rate - operating leases	5.00%	5.00%
ZHEJIANG TIANLAN
Weighted-average remaining lease term - finance leases	0 months	0 months
Weighted-average discount rate - finance leases	5.90%	5.90%